Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 140,891	$ 123,899	$ 269,173	$ 233,519
Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below	50,364	39,172	94,878	75,823
Selling, general and administrative	115,567	53,517	175,180	104,537
Depreciation and amortization	20,933	18,613	40,820	35,673
Total operating expenses	186,864	111,302	310,878	216,033
(Loss) income from operations	(45,973)	12,597	(41,705)	17,486
Other (expense) income:
Interest income	631	332	1,115	638
Interest expense	(21,560)	(15,579)	(36,870)	(30,577)
Income from investment in unconsolidated investees	246	438	761	758
Other (expense) income, net	(2,620)	(116)	(3,174)	(174)
Total other (expense) income	(23,303)	(14,925)	(38,168)	(29,355)
(Loss) income before income taxes	(69,276)	(2,328)	(79,873)	(11,869)
Income tax benefit (expense)	28,609	(5,543)	24,181	(9,357)
Net (loss) income	(40,667)	(7,871)	(55,692)	(21,226)
Less net income attributable to non-controlling interests	(1,233)	(1,603)	(2,001)	(2,854)
Net (loss) income attributable to the Members of EVO Investco, LLC		(9,474)		(24,080)
Less: Net loss attributable to non-controlling interests of EVO Investco, LLC	58,613		74,406
Net (loss) income	$ 16,713		$ 16,713
Earnings per share
Basic (in dollars per share)	$ 0.97		$ 0.97
Diluted (in dollars per share)	$ 0.96		$ 0.96
Weighted average Class A common stock outstanding
Basic (in shares)	17,293,355		17,293,355
Diluted (in shares)	17,432,722		17,432,722
Comprehensive (loss) income:
Net (loss) income	$ (40,667)	(7,871)	$ (55,692)	(21,226)
Unrealized gain on defined benefit pension plan		33		520
Unrealized (loss) gain on foreign currency translation adjustment	(28,144)	25,357	(9,160)	53,799
Other comprehensive (loss) income	(28,144)	25,390	(9,160)	54,319
Comprehensive (loss) income	(68,811)	17,519	(64,852)	33,093
Less comprehensive income attributable to Non-controlling interests	4,263	(1,603)	2,152	24,845
Comprehensive income (loss) attributable to the Members of EVO Investco, LLC		$ 15,916		$ 57,938
Less other comprehensive loss attributable to non-controlling interest of EVO Investco, LLC	79,630		77,782
Comprehensive income attributable to EVO Payments, Inc.	$ 15,082		$ 15,082
Predecessor
Revenue					$ 504,750	$ 419,221
Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below					164,480	140,659
Selling, general and administrative					220,971	174,198
Depreciation and amortization					74,136	64,012
Total operating expenses					459,587	378,869
(Loss) income from operations					45,163	40,352
Other (expense) income:
Interest income					1,489	1,096
Interest expense					(62,876)	(40,658)
Income from investment in unconsolidated investees					941	1,547
Other (expense) income, net					(477)	72,147
Total other (expense) income					(60,923)	34,132
(Loss) income before income taxes					(15,760)	74,484
Income tax benefit (expense)					(16,588)	(17,033)
Net (loss) income					(32,348)	57,451
Less net income attributable to non-controlling interests					(7,894)	(9,746)
Net (loss) income attributable to the Members of EVO Investco, LLC					(40,242)	47,705
Net (loss) income					(37,813)	51,346
Comprehensive (loss) income:
Net (loss) income					(32,348)	57,451
Unrealized gain on defined benefit pension plan					530	294
Unrealized (loss) gain on foreign currency translation adjustment					69,917	(52,454)
Other comprehensive (loss) income					70,447	(52,160)
Comprehensive (loss) income					38,099	5,291
Less comprehensive income attributable to Non-controlling interests					(18,556)	(9,685)
Comprehensive income (loss) attributable to the Members of EVO Investco, LLC					$ 19,543	$ (4,394)